Document and Entity Information	Feb. 25, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001567892
Document Type	8-K
Document Period End Date	Feb. 25, 2020
Entity Registrant Name	Mallinckrodt plc
Entity Incorporation State Country Code	L2
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Entity Address, Address Line One	3 Lotus Park
Entity Address, Address Line Two	The Causeway
Entity Address, Address Line Three	Staines -Upon-Thames
Entity Address, City or Town	Surrey
Entity Address, Postal Zip Code	TW18 3AG
Entity Address, Country	GB
City Area Code	017
Local Phone Number	8463 6700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, par value $0.20 per share
Trading Symbol	MNK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false